Other payables and accruals - Summary of Other Payables and Accruals (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other payables and accruals [Abstract]
Payroll and welfare payables	¥ 30,625	¥ 19,205
Accrued professional service fees and listing expenses	10,437	27,375
Accrued taxes other than income tax	1,668	4,633
Amount due to an investor (Note)		15,000
Payable to investors for shares repurchase	3,283	3,539
Leaver provisions related to restricted shares (Note 27(b))		3,578
Deferred income from ADS depository	19,766
Others	45,385	36,353
Total	¥ 111,164	¥ 109,683